Inventories	9 Months Ended
Sep. 30, 2017
Inventory Disclosure [Abstract]
Inventories

10. INVENTORIES

Inventories as of September 30, 2017 and December 31, 2016 consist of the following:

	September 30, 2017	December 31, 2016
	(in millions)
Raw materials	$1,495	$1,185
Work-in-process	759	757
Finished goods	5,029	3,667
Total inventories	$7,283	$5,609